Emerging Markets Equity Select ETF Annual Fund Operating Expenses - Emerging Markets Equity Select ETF - Emerging Markets Equity Select ETF	Mar. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.76%